Fees and Expenses	Jul. 29, 2025
Institutional Shares | The Brown Capital Management Small Company Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees

(fees paid directly from your investment)	Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.12%

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$114	$356	$617	$1,363

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Institutional Shares | The Brown Capital Management International All Company Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the International All Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees

(fees paid directly from your investment)	Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed
on shares sold within 60 days of purchase)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.79%
Total Annual Fund Operating Expenses	1.69%
Fee Waivers and/or Expense Reimbursements[1]	(0.69%)
Total Annual Fund Operating Expenses After
Waivers and/or Expense Reimbursements[1]	1.00%

1.	Brown Capital Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the International All Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International All Company Fund and to assume other expenses of the International All Company Fund, if necessary, in an amount that limits the International All Company Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International All Company Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% until July 31, 2026. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expenses limit for the International All Company Fund, the International All Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International All Company Fund within three years following the month in which the expense was incurred, provided that the International All Company Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver and/or reimbursement or the current expense limitation arrangement.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the International All Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International All Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International All Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$102	$465	$853	$1,940

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The International All Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International All Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International All Company Fund’s performance. During the most recent fiscal year, the International All Company Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	56.00%
Institutional Shares | The Brown Capital Management International Small Company Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the International Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees

(fees paid directly from your investment)	Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed
on shares sold within 60 days of purchase)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.06%

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$108	$337	$585	$1,294

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The International Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Small Company Fund’s performance. During the most recent fiscal year, the International Small Company Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
Investor Shares | The Brown Capital Management Small Company Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees

(fees paid directly from your investment)	Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.32%

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$134	$418	$723	$1,590

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Investor Shares | The Brown Capital Management International All Company Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the International All Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees

(fees paid directly from your investment)	Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed
on shares sold within 60 days of purchase)	None

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.80%
Total Annual Fund Operating Expenses	1.95%
Fee Waivers and/or Expense Reimbursements[1]	(0.70%)
Total Annual Fund Operating Expenses After
Waivers and/or Expense Reimbursements[1]	1.25%

1.	Brown Capital Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the International All Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International All Company Fund and to assume other expenses of the International All Company Fund, if necessary, in an amount that limits the International All Company Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International All Company Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% until July 31, 2026. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expenses limit for the International All Company Fund, the International All Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International All Company Fund within three years following the month in which the expense was incurred, provided that the International All Company Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver and/or reimbursement or the current expense limitation arrangement.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the International All Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International All Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International All Company Fund’s operating expenses remain the same. Only the 1-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$127	$544	$987	$2,218

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The International All Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International All Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International All Company Fund’s performance. During the most recent fiscal year, the International All Company Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	56.00%
Investor Shares | The Brown Capital Management International Small Company Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the International Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees

(fees paid directly from your investment)	Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed
on shares sold within 60 days of purchase)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.31%

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$133	$415	$718	$1,579

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The International Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Small Company Fund’s performance. During the most recent fiscal year, the International Small Company Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%